Summary of Estimated Fair Value of Assets Acquired (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 19, 2012
Business Combinations [Abstract]
Land	$ 1
Building	314
Equipment	1,144
Assets acquired	$ 1,459